CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,423	$ 6,331	$ 156,419
Cost of revenue	4,733	59,398	105,829
Gross profit (loss)	7,690	(53,067)	50,590
Operating expenses:
General and administrative	2,669,062	3,992,400	4,571,279
Research & development	3,738,358	2,031,335	1,614,636
Impairment of intangible asset	0	0	390,355
Total operating expenses	6,407,420	6,023,735	6,576,270
Operating loss	(6,399,730)	(6,076,802)	(6,525,680)
Other income (expense):
Interest expense, net	(61,772)	(58,179)	(26,878)
Other income (expense), net	33	17,183	(215,769)
Foreign currency gain (loss), net	529,045	(86,095)	29,207
Total other income (expense), net	467,306	(127,091)	(213,440)
Loss before income taxes	(5,932,424)	(6,203,893)	(6,739,120)
Income tax benefit	(900,240)	(136,661)	(0)
Net loss	(5,032,184)	(6,067,232)	(6,739,120)
Net loss attributable to non-controlling interest	(8,434)	(5,985)	(5,583)
Net loss attributable to Virax Biolabs shareholders	(5,023,750)	(6,061,247)	(6,733,537)
Other comprehensive income (loss):
Foreign currency adjustment	422,608	(110,379)	(3,639)
Total Comprehensive loss	(5,454,792)	(5,956,853)	(6,735,481)
Comprehensive loss attributable to non-controlling interest	(8,434)	(5,985)	(5,583)
Comprehensive loss attributable to Virax Biolabs shareholders	$ (5,446,358)	$ (5,950,868)	$ (6,729,898)
Basic and diluted weighted average shares outstanding
Ordinary shares	397,590	149,214	80,257
Diluted ordinary shares	397,590	149,214	80,257
Basic and diluted net loss per share to Virax Biolabs shareholders*
Basic net loss per share - Ordinary shares	$ (12.64)	$ (40.62)	$ (83.9)
Diluted net loss per share - Ordinary shares	$ (12.64)	$ (40.62)	$ (83.9)